Goodwill, Spectrum Licenses and Other Intangible Assets Spectrum Licenses (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-lived Intangible Assets [Roll Forward]
Gains on disposal of spectrum licenses	$ 0	$ 199	$ 0	$ 636	$ 139	$ 1	$ 23	$ 0	$ 835	$ 163	$ 840
Payments to acquire intangible assets									3,968	1,935	2,900
Licensing Agreements [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum licenses, beginning of year				$ 23,955				$ 21,955	23,955	21,955
Spectrum license acquisitions									3,334	2,615
Spectrum licenses transferred to held for sale									(324)	(727)
Costs to clear spectrum									49	112
Spectrum licenses, end of year	27,014				$ 23,955				27,014	23,955	$ 21,955
Fair value of intangible assets acquired									3,334	2,615
Licensing Agreements [Member] | AT&T [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum license acquisitions									1,200
Fair value of intangible assets acquired									1,200
Gains on disposal of spectrum licenses									636
Licensing Agreements [Member] | Spectrum License Transactions - Closed [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum license acquisitions									1,700	530
Fair value of intangible assets acquired									1,700	530
Gains on disposal of spectrum licenses									199	24
Payments to acquire intangible assets	$ 420								1,300	459
Number of customers covered by purchase of intangible assets	11
Licensing Agreements [Member] | Spectrum License Transactions - Pending Close [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum licenses transferred to held for sale									$ (86)	(554)
Licensing Agreements [Member] | FCC Spectrum Auction [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum license acquisitions										1,800
Fair value of intangible assets acquired										$ 1,800
Number of customers covered by purchase of intangible assets										97
Licensing Agreements [Member] | Verizon [Member]
Indefinite-lived Intangible Assets [Roll Forward]
Spectrum license acquisitions										$ 311
Fair value of intangible assets acquired										311
Gains on disposal of spectrum licenses										$ 139